SUPPLEMENT DATED MARCH 4, 2019
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2018

1.)            Pages 222 to 272 of the Prospectus are revised to add the following funds to the table:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Type	Investment Adviser
AB Global Bond Fund	Z	US Fund World Bond	AllianceBernstein L.P.
AB Large Cap Growth Fund	Z	US Fund Large Growth	AllianceBernstein L.P.
Alger Capital Appreciation Institutional Fund	Y	US Fund Large Growth	Fred Alger Management Inc
Alger Small Cap Focus Fund	Y	US Fund Small Growth	Fred Alger Management Inc
Alger Small Cap Focus Fund	Z	US Fund Small Growth	Fred Alger Management Inc
American Century Inflation-Adjusted Bond Fund	R6	US Fund Inflation-Protected Bond	American Century Investment Management, Inc
American Century International Opportunities Fund	A	US Fund Foreign Small/Mid Growth	American Century Investment Management, Inc
American Century International Opportunities Fund	Investor	US Fund Foreign Small/Mid Growth	American Century Investment Management, Inc
American Funds American High-Income Trust®	R6	US Fund High Yield Bond	Capital Research and Management Company
American Funds American Mutual Fund®	R4	US Fund Large Value	Capital Research and Management Company
American Funds American Mutual Fund®	R6	US Fund Large Value	Capital Research and Management Company
American Funds Capital Income Builder®	R4	US Fund World Allocation	Capital Research and Management Company
American Funds Capital Income Builder®	R6	US Fund World Allocation	Capital Research and Management Company
American Funds Global Balanced Fund	R6	US Fund World Allocation	Capital Research and Management Company
American Funds Inflation Linked Bond Fund	R6	US Fund Inflation-Protected Bond	Capital Research and Management Company
American Funds International Growth and Income Fund	R6	US Fund Foreign Large Blend	Capital Research and Management Company
American Funds Investment Company of America®	R6	US Fund Large Blend	Capital Research and Management Company
American Funds The Bond Fund of America	R6	US Fund Intermediate-Term Bond	Capital Research and Management Company
American Funds The Income Fund of America®	R4	US Fund Allocation--70% to 85% Equity	Capital Research and Management Company
American Funds The Income Fund of America®	R6	US Fund Allocation--70% to 85% Equity	Capital Research and Management Company
American Funds The New Economy Fund®	R6	US Fund Large Growth	Capital Research and Management Company
American Funds U.S. Government Securities Fund®	R6	US Fund Intermediate Government	Capital Research and Management Company
BlackRock EAFE Equity Index Fund CL	R	US SA Foreign Large Blend	BlackRock Institutional Trust Company NA
BlackRock EAFE Equity Index Fund	Class 1	US SA Foreign Large Blend	Wilmington Trust, N.A.
BlackRock Equity Index Fund	R	US SA Large Blend	BlackRock Institutional Trust Company NA
BlackRock Inflation Protected Bond Fund	K	US Fund Inflation-Protected Bond	BlackRock Advisors LLC
BlackRock Russell 2000 Index Fund	R	US SA Small Blend	BlackRock Institutional Trust Company NA
BlackRock U.S. Debt Index Fund	1	US SA Intermediate-Term Bond	BlackRock Institutional Trust Company NA
BrandywineGLOBAL - Global Opportunities Bond Fund Class IS	IS	US Fund World Bond	Legg Mason Partners Fund Advisor, LLC
Calvert US Large Cap Core Responsible Index Fund Class	R6	US Fund Large Blend	Calvert Research and Management
ClearBridge Appreciation Fund	IS	US Fund Large Blend	Legg Mason Partners Fund Advisor, LLC
Core Bond Fund Class	R1	US SA Intermediate-Term Bond	flexPATH Strategies, LCC
Core Bond	I2	US SA Intermediate-Term Bond	Wilmington Trust, N.A.
Delaware Small Cap Core Fund	R6	US Fund Small Blend	Delaware Management Company
Delaware Small Cap Value Fund	R6	US Fund Small Value	Delaware Management Company
DFA Emerging Markets Core Equity Portfolio	Institutional	US Fund Diversified Emerging Mkts	Dimensional Fund Advisors LP
DFA Emerging Markets Sustainability Core 1 Portfolio	Institutional	US Fund Diversified Emerging Mkts	Dimensional Fund Advisors LP
DFA Five-Year Global Fixed Income Portfolio	Institutional	US Fund World Bond	Dimensional Fund Advisors LP
DFA Global Real Estate Securities Portfolio	Institutional	US Fund Global Real Estate	Dimensional Fund Advisors LP
DFA International Sustainability Core 1 Portfolio	Institutional	US Fund Foreign Large Blend	Dimensional Fund Advisors LP
DFA U.S. Large Cap Value Portfolio	Institutional	US Fund Large Value	Dimensional Fund Advisors LP
DFA U.S. Sustainability Core 1 Portfolio	Institutional	US Fund Large Blend	Dimensional Fund Advisors LP
Diamond Hill Large Cap Portfolio Fee Cl 55	Institutional	US SA Large Value	Wilmington Trust, N.A
Dimensional 2005 Target Date Retirement Income Fund	Institutional	US Fund Target-Date 2000-2010	Dimensional Fund Advisors LP
Dimensional 2010 Target Date Retirement Income Fund	Institutional	US Fund Target-Date 2000-2010	Dimensional Fund Advisors LP
Dimensional 2015 Target Date Retirement Income Fund	Institutional	US Fund Target-Date 2015	Dimensional Fund Advisors LP
Dimensional 2020 Target Date Retirement Income Fund	Institutional	US Fund Target-Date 2020	Dimensional Fund Advisors LP
Dimensional 2025 Target Date Retirement Income Fund	Institutional	US Fund Target-Date 2025	Dimensional Fund Advisors LP
Dimensional 2030 Target Date Retirement Income Fund	Institutional	US Fund Target-Date 2030	Dimensional Fund Advisors LP
Dimensional 2035 Target Date Retirement Income Fund	Institutional	US Fund Target-Date 2035	Dimensional Fund Advisors LP
Dimensional 2040 Target Date Retirement Income Fund	Institutional	US Fund Target-Date 2040	Dimensional Fund Advisors LP
Dimensional 2045 Target Date Retirement Income Fund	Institutional	US Fund Target-Date 2045	Dimensional Fund Advisors LP
Dimensional 2050 Target Date Retirement Income Fund	Institutional	US Fund Target-Date 2050	Dimensional Fund Advisors LP
Dimensional 2055 Target Date Retirement Income Fund	Institutional	US Fund Target-Date 2055	Dimensional Fund Advisors LP
Dimensional 2060 Target Date Retirement Income Fund	Institutional	US Fund Target-Date 2060+	Dimensional Fund Advisors LP
Dimensional Retirement Income Fund	Institutional	US Fund Target-Date Retirement	Dimensional Fund Advisors LP
Dreyfus Natural Resources Fund	Y	US Fund Natural Resources	Dreyfus Corporation
Federated Institutional High Yield Bond Fund	R6	US Fund High Yield Bond	Federated Investment Management Company
Federated MDT Small Cap Core Fund	R6	US Fund Small Blend	Federated MDTA LLC
Fidelity Advisor® Mid Cap Value Fund	Z	US Fund Mid-Cap Value	Fidelity Management & Research Company
Fidelity® 500 Index	Institutional	US Fund Large Blend	Fidelity Management & Research Company
Fidelity® International Index	Institutional	US Fund Foreign Large Blend	Fidelity Management & Research Company
Fidelity® Mid Cap Index	Institutional	US Fund Mid-Cap Blend	Fidelity Management & Research Company
Fidelity® Small Cap Index	Institutional	US Fund Small Blend	Fidelity Management & Research Company
Fidelity® Total Market Index Fund	Institutional	US Fund Large Blend	Fidelity Management & Research Company
Fidelity® US Bond Index	Institutional	US Fund Intermediate-Term Bond	Fidelity Management & Research Company
Fiduciary Investment Trust Aggressive	A	US SA Allocation--85%+ Equity	Lawing Financial Associates Inc
Fiduciary Investment Trust Balanced	A	US SA Allocation--50% to 70% Equity	Lawing Financial Associates Inc
Fiduciary Investment Trust Cnsrv	A	US SA Allocation--15% to 30% Equity	Lawing Financial Associates Inc
Fiduciary Investment Trust Growth	A	US SA Allocation--70% to 85% Equity	Lawing Financial Associates Inc
Fiduciary Investment Trust Mod-Cnsrv	A	US SA Allocation--30% to 50% Equity	Lawing Financial Associates Inc
flexPATH Index Aggressive 2025 Fund	I2	US SA Target-Date 2025	Wilmington Trust, N.A.
flexPATH Index Aggressive 2035 Fund	I2	US SA Target-Date 2035	Wilmington Trust, N.A.
flexPATH Index Aggressive 2045 Fund	I2	US SA Target-Date 2045	Wilmington Trust, N.A.
flexPATH Index Aggressive 2055 Fund	I2	US SA Target-Date 2055	Wilmington Trust, N.A.
flexPATH Index Aggressive Retirement Fund	I2	US SA Target-Date Retirement	Wilmington Trust, N.A.
flexPATH Index Conservative 2025	I2	US SA Target-Date 2025	Wilmington Trust, N.A.
flexPATH Index Conservative 2035	I2	US SA Target-Date 2035	Wilmington Trust, N.A.
flexPATH Index Conservative 2045	I2	US SA Target-Date 2045	Wilmington Trust, N.A.
flexPATH Index Conservative 2055	I2	US SA Target-Date 2055	Wilmington Trust, N.A.
flexPATH Index Conservative Retirement Fund	I2	US SA Target-Date Retirement	Wilmington Trust, N.A.
flexPATH Index Moderate 2025 Fund	I2	US SA Target-Date 2025	Wilmington Trust, N.A.
flexPATH Index Moderate 2035 Fund	I2	US SA Target-Date 2035	Wilmington Trust, N.A.
flexPATH Index Moderate 2045 Fund	I2	US SA Target-Date 2045	Wilmington Trust, N.A.
flexPATH Index Moderate 2055 Fund	I2	US SA Target-Date 2055	Wilmington Trust, N.A.
flexPATH Index Moderate Retirement Fund I2	I2	US SA Target-Date Retirement	Wilmington Trust, N.A.
Franklin Balanced Fund	R6	US Fund Allocation--50% to 70% Equity	Franklin Advisers, Inc.
Franklin DynaTech Fund	R6	US Fund Large Growth	Franklin Advisers, Inc.
Franklin Equity Income Fund	R6	US Fund Large Value	Franklin Advisers, Inc.
Franklin International Growth Fund	R6	US Fund Foreign Large Growth	Franklin Advisers, Inc.
Franklin Mutual Quest Fund	R6	US Fund World Allocation	Franklin Advisers, Inc.
Franklin Rising Dividends Fund	R6	US Fund Large Blend	Franklin Advisers, Inc.
Franklin Small Cap Growth Fund	R6	US Fund Small Growth	Franklin Advisers, Inc.
Franklin Small-Mid Cap Growth Fund	R6	US Fund Mid-Cap Growth	Franklin Advisers, Inc.
Franklin U.S. Government Securities Fund	R6	US Fund Intermediate Government	Franklin Advisers, Inc.
Goldman Sachs Emerging Markets Equity Fund	R6	US Fund Diversified Emerging Mkts	Goldman Sachs Asset Management, L.P.
GuideStone Funds Aggressive Allocation Fund	Investor	US Fund World Large Stock	Guidestone Capital Management
GuideStone Funds Balanced Allocation Fund	Investor	US Fund Allocation--30% to 50% Equity	Guidestone Capital Management
GuideStone Funds Conservative Allocation Fund	Investor	US Fund Allocation--15% to 30% Equity	Guidestone Capital Management
GuideStone Funds Defensive Market Strategies Fund	Investor	US Fund Allocation--50% to 70% Equity	Guidestone Capital Management
GuideStone Funds Growth Allocation Fund	Investor	US Fund Allocation--70% to 85% Equity	Guidestone Capital Management
Hartford Schroders International Multi-Cap Value Fund	SDR	US Fund Foreign Large Value	Hartford Funds Management Company, LLC
Hartford Schroders International Stock Fund	SDR	US Fund Foreign Large Blend	Hartford Funds Management Company, LLC
Hartford Schroders US Small/Mid-Cap Opportunities Fund	R4	US Fund Mid-Cap Blend	Hartford Funds Management Company, LLC
International Stock Fund	R1	US SA Foreign Large Value	flexPATH Strategies, LCC
International Stock	I2	US SA Foreign Large Value	Wilmington Trust, N.A.
Invesco Core Plus Bond Fund	R6	US Fund Intermediate-Term Bond	Invesco Advisers, Inc.
iShares MSCI Developed World Index Fund	K	US Fund World Large Stock	BlackRock Advisors, LLC
iShares Russell 2000 Small-Cap Index Fund	K	US Fund Small Blend	BlackRock Advisors LLC
iShares Russell Mid-Cap Index Fund	K	US Fund Mid-Cap Blend	BlackRock Advisors, LLC
iShares S&P 500 Index Fund	K	US Fund Large Blend	BlackRock Fund Advisors
Janus Henderson Global Technology Fund	N	US Fund Technology	Janus Capital Management LLC
Janus Henderson Multi-Sector Income Fund	N	US Fund Multisector Bond	Janus Capital Management LLC
Janus Henderson Venture Fund	N	US Fund Small Growth	Janus Capital Management LLC
John Hancock Balanced Fund	R6	US Fund Allocation--50% to 70% Equity	John Hancock Advisers, LLC
John Hancock Bond Fund	R6	US Fund Intermediate-Term Bond	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2010 Lifetime Portfolio	R6	US Fund Target-Date 2000-2010	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2015 Lifetime Portfolio	R6	US Fund Target-Date 2015	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2020 Lifetime Portfolio	R6	US Fund Target-Date 2020	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2025 Lifetime Portfolio	R6	US Fund Target-Date 2025	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2030 Lifetime Portfolio	R6	US Fund Target-Date 2030	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2035 Lifetime Portfolio	R6	US Fund Target-Date 2035	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2040 Lifetime Portfolio	R6	US Fund Target-Date 2040	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2045 Lifetime Portfolio	R6	US Fund Target-Date 2045	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2050 Lifetime Portfolio	R6	US Fund Target-Date 2050	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2055 Lifetime Portfolio	R6	US Fund Target-Date 2055	John Hancock Advisers, LLC
John Hancock Funds Multi-Index 2060 Lifetime Portfolio	R6	US Fund Target-Date 2060+	John Hancock Advisers, LLC
John Hancock Funds Multi-Index Income Preservation Portfolio	R6	US Fund Target-Date Retirement	John Hancock Advisers, LLC
John Hancock Investment Grade Bond Fund	R6	US Fund Intermediate-Term Bond	John Hancock Advisers, LLC
JPMorgan Large Cap Growth Fund	R6	US Fund Large Growth	J.P. Morgan Investment Management, Inc.
JPMorgan Large Cap Value Fund	R6	US Fund Large Value	J.P. Morgan Investment Management, Inc.
Large Cap Growth Fund	Institutional 1	US SA Large Growth	Wilmington Trust, N.A.
Large Cap Growth Fund	R1	US SA Large Growth	Wilmington Trust, N.A.
Large Cap Value Fund	R1	Large Cap Value	Wilmington Trust, N.A.
MainStay Large Cap Growth Fund	R6	US Fund Large Growth	New York Life Investment Management LLC
MFS Utilities Fund	R6	US Fund Utilities	Massachusetts Financial Services Company
MFS® International Diversification Fund	R6	US Fund Foreign Large Blend	Massachusetts Financial Services Company
MFS® International Diversification Fund	R6	US Fund Foreign Large Blend	Massachusetts Financial Services Company
MFS® Total Return Bond Fund	R6	US Fund Intermediate-Term Bond	Massachusetts Financial Services Company
MyWayRetirement Index Aggressive 2025 Fund Fee	R	US SA Target-Date 2025	flexPATH Strategies, LCC
MyWayRetirement Index Aggressive 2035 Fund Fee	R	US SA Target-Date 2035	flexPATH Strategies, LCC
MyWayRetirement Index Aggressive 2045 Fund Fee	R	US SA Target-Date 2045	flexPATH Strategies, LCC
MyWayRetirement Index Aggressive 2055 Fund Fee	R	US SA Target-Date 2055	flexPATH Strategies, LCC
MyWayRetirement Index Aggressive Retirement Fund Fee	R	US SA Target-Date Retirement	flexPATH Strategies, LCC
MyWayRetirement Index Conservative 2025 Fund Fee	R	US SA Target-Date 2025	flexPATH Strategies, LCC
MyWayRetirement Index Conservative 2035 Fund Fee	R	US SA Target-Date 2035	flexPATH Strategies, LCC
MyWayRetirement Index Conservative 2045 Fund Fee	R	US SA Target-Date 2045	flexPATH Strategies, LCC
MyWayRetirement Index Conservative 2055 Fund Fee	R	US SA Target-Date 2055	flexPATH Strategies, LCC
MyWayRetirement Index Conservative Retirement Fund Fee	R	US SA Target-Date Retirement	flexPATH Strategies, LCC
MyWayRetirement Index Moderate 2025 Fund Fee	R	US SA Target-Date 2025	flexPATH Strategies, LCC
MyWayRetirement Index Moderate 2035 Fund Fee	R	US SA Target-Date 2035	flexPATH Strategies, LCC
MyWayRetirement Index Moderate 2045 Fund Fee	R	US SA Target-Date 2045	flexPATH Strategies, LCC
MyWayRetirement Index Moderate 2055 Fund Fee	R	US SA Target-Date 2055	flexPATH Strategies, LCC
MyWayRetirement Index Moderate Retirement Fund Fee	R	US SA Target-Date Retirement	flexPATH Strategies, LCC
Neuberger Berman Sustainable Equity Fund	R6	US Fund Large Blend	Neuberger Berman Investment Advisers LLC
Nuveen Mid Cap Growth Opportunities Fund	R6	US Fund Mid-Cap Growth	Nuveen Fund Advisors, LLC.
Oppenheimer Discovery Mid Cap Growth Fund I	I	US Fund Mid-Cap Growth	OFI Global Asset Management, Inc.
PIMCO All Asset Fund Institutional Class	I	US Fund Tactical Allocation	Pacific Investment Management Company, LLC
PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class	I	US Fund World Bond	Pacific Investment Management Company, LLC
Principal MidCap SP 400 Index Fund	R6	US Fund Mid-Cap Blend	Principal Global Investors, LLC
Principal SmallCap Growth Fund	R6	US Fund Small Growth	Principal Global Investors, LLC
Prudential Global Real Estate Fund	R2	US Fund Global Real Estate	PGIM Investments LLC
Prudential Global Real Estate Fund	R4	US Fund Global Real Estate	PGIM Investments LLC
Prudential High-Yield Fund	R2	US Fund High Yield Bond	PGIM Investments LLC
Prudential High-Yield Fund	R4	US Fund High Yield Bond	PGIM Investments LLC
Prudential Jennison Mid-Cap Growth Fund, Inc	R2	US Fund Mid-Cap Growth	PGIM Investments LLC
Prudential Jennison Mid-Cap Growth Fund, Inc	R4	US Fund Mid-Cap Growth	PGIM Investments LLC
Prudential Jennison Small Company Fund	R2	US Fund Small Growth	PGIM Investments LLC
Prudential Jennison Small Company Fund	R4	US Fund Small Growth	PGIM Investments LLC
Prudential QMA Mid-Cap Value Fund	R2	US Fund Mid-Cap Value	PGIM Investments LLC
Prudential QMA Mid-Cap Value Fund	R4	US Fund Mid-Cap Value	PGIM Investments LLC
Prudential Total Return Bond Fund	R2	US Fund Intermediate-Term Bond	PGIM Investments LLC
Prudential Total Return Bond Fund	R4	US Fund Intermediate-Term Bond	PGIM Investments LLC
Putnam Equity Income Fund	R6	US Fund Large Value	Putnam Investment Management, LLC
T. Rowe Price New America Growth Fund	I	US Fund Large Growth	T. Rowe Price Associates, Inc.
T. Rowe Price Overseas Stock Fund	I	US Fund Foreign Large Blend	Wilmington Trust, N.A.
The Hartford Balanced Income Fund	R6	US Fund Allocation--30% to 50% Equity	Hartford Funds Management Company, LLC
The Hartford Dividend and Growth Fund	R6	US Fund Large Value	Hartford Funds Management Company, LLC
The Hartford Growth Opportunities Fund	R6	US Fund Large Growth	Hartford Funds Management Company, LLC
The Hartford International Opportunities Fund	R6	US Fund Foreign Large Blend	Hartford Funds Management Company, LLC
The Hartford MidCap Fund	R3	US Fund Mid-Cap Growth	Hartford Funds Management Company, LLC
The Hartford MidCap Fund	R4	US Fund Mid-Cap Growth	Hartford Funds Management Company, LLC
The Hartford MidCap Fund	R6	US Fund Mid-Cap Growth	Hartford Funds Management Company, LLC
The Hartford Total Return Bond Fund	R6	US Fund Intermediate-Term Bond	Hartford Funds Management Company, LLC
The Hartford World Bond Fund	R6	US Fund World Bond	Hartford Funds Management Company, LLC
Thornburg Investment Income Builder Fund	R6	US Fund World Allocation	Thornburg Investment Management Inc
TIAA-CREF Bond Plus Fund	I	US Fund Intermediate-Term Bond	Teachers Advisors LLC
TIAA-CREF Lifecycle 2010 Fund	I	US Fund Target-Date 2000-2010	Teachers Advisors LLC
TIAA-CREF Lifecycle 2015 Fund	I	US Fund Target-Date 2015	Teachers Advisors LLC
TIAA-CREF Lifecycle 2020 Fund	I	US Fund Target-Date 2020	Teachers Advisors LLC
TIAA-CREF Lifecycle 2025 Fund	I	US Fund Target-Date 2025	Teachers Advisors LLC
TIAA-CREF Lifecycle 2030 Fund	I	US Fund Target-Date 2030	Teachers Advisors LLC
TIAA-CREF Lifecycle 2035 Fund	I	US Fund Target-Date 2035	Teachers Advisors LLC
TIAA-CREF Lifecycle 2040 Fund	I	US Fund Target-Date 2040	Teachers Advisors LLC
TIAA-CREF Lifecycle 2045 Fund	I	US Fund Target-Date 2045	Teachers Advisors LLC
TIAA-CREF Lifecycle 2050 Fund	I	US Fund Target-Date 2050	Teachers Advisors LLC
TIAA-CREF Lifecycle 2055 Fund	I	US Fund Target-Date 2055	Teachers Advisors LLC
TIAA-CREF Lifecycle 2060 Fund	I	US Fund Target-Date 2060+	Teachers Advisors LLC
TIAA-CREF Lifecycle Retirement Income Fund	I	US Fund Target-Date Retirement	Teachers Advisors LLC
TIAA-CREF Lifestyle Aggressive Growth Fund	I	US Fund Allocation--85%+ Equity	Teachers Advisors LLC
TIAA-CREF Lifestyle Conservative Fund	I	US Fund Allocation--30% to 50% Equity	Teachers Advisors LLC
TIAA-CREF Lifestyle Growth Fund	I	US Fund Allocation--70% to 85% Equity	Teachers Advisors LLC
TIAA-CREF Lifestyle Income Fund	I	US Fund Allocation--15% to 30% Equity	Teachers Advisors LLC
TIAA-CREF Lifestyle Moderate Fund	I	US Fund Allocation--50% to 70% Equity	Teachers Advisors LLC
TIAA-CREF Real Estate Securities Fund	I	US Fund Real Estate	Teachers Advisors LLC
Touchstone Large Cap Focused Fund	I	US Fund Large Blend	Touchstone Advisors Inc
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	Admiral	US Fund Foreign Large Blend	Vanguard Group Inc
Vanguard FTSE Social Index Fund	I	US Fund Large Blend	Vanguard Group Inc
Vanguard Intermediate-Term Treasury Index Fund Admiral Shares	Admiral	US Fund Intermediate Government	Vanguard Group Inc
Vanguard International Growth Fund Admiral Shares	Admiral	US Fund Foreign Large Growth	Baillie Gifford Overseas Limited;Schroder Investment Mgnt NA Inc
Vanguard Short-Term Federal Fund Admiral Shares	Admiral	US Fund Short Government	Vanguard Group Inc
Victory Integrity Mid-Cap Value Fund	R6	US Fund Mid-Cap Value	Victory Capital Management Inc.
Victory Sophus Emerging Markets Fund	R6	US Fund Diversified Emerging Mkts	Victory Capital Management Inc.
Victory Trivalent International Fund-Core Equity	R6	US Fund Foreign Large Blend	Victory Capital Management Inc.
Virtus Seix Total Return Bond Fund	R6	US Fund Intermediate-Term Bond	Virtus Fund Advisers, LLC
Virtus Vontobel Emerging Markets Opportunities Fund	R6	US Fund Diversified Emerging Mkts	Virtus Investment Advisers, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived

2.) Effective immediately, the name of the following funds on pages 240 - 243 of the Prospectus will change to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
Fidelity U.S. Bond Index Fund - Institutional Class	I	Fidelity U.S. Bond Index Fund	I
Fidelity 500 Index Fund - Institutional Class	I	Fidelity 500 Index Fund	I
Fidelity International Index Fund - Institutional Class	I	Fidelity International Index Fund	I
Fidelity Mid Cap Index Fund - Institutional Premium Class	I	Fidelity Mid Cap Index Fund	I
Fidelity Small Cap Index Fund - Premium Class	I	Fidelity Small Cap Index Fund	I
(1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived

Fidelity consolidated the share classes of 21 Fidelity stock and bond index funds. This share class consolidation was spread out over two conversion dates with 12 funds consolidated on November 2, 2018 and the remaining 9 funds consolidated on November 9, 2018.

For additional information about the fund, please refer to the funds' prospectus and statement of additional information, which are available at https://fidelity.com and can also be obtained by calling Fidelity Home Office Services at 1-800-972-2155.

3.)            Effective March 19, 2019, the following funds on pages 226 of the Prospectus have been liquidated:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
American Century International Discovery Inv	Inv
American Century International Discovery A	A*

(1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived

This supplement should be retained with the Prospectus for future reference.